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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:________
This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:

   /s/ Mark C. Wehrly
___________________________   San Francisco, California        November 15, 2010


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



     Form 13F File Number     Name

     28-11402                 Noonday Asset Management, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  $2,928,702
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1        28-06372                 Farallon Partners, L.L.C.

                                                      FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS  SOLE    SHARED  NONE
------------------------------ --------------   ------    ------------ ------------ --- ---- ------- -------- -------- ------  ----
ALCON INC                      COM SHS          H01301102   208,002     1,247,088   SH       OTHER   01       1,247,088
ALLEGHENY ENERGY INC           COM              017361106   130,692     5,330,000   SH       OTHER   01       5,330,000
AMAG PHARMACEUTICALS INC       COM              00163U106     5,335       310,000   SH       OTHER   01         310,000
ARCSIGHT INC                   COM              039666102    14,915       342,500   SH       OTHER   01         342,500
ARQULE INC                     COM              04269E107     1,494       290,000   SH       OTHER   01         290,000
BAXTER INTL INC                COM              071813109    16,221       340,000   SH       OTHER   01         340,000
BEACON ROOFING SUPPLY INC      COM              073685109    27,232     1,869,032   SH       OTHER   01       1,869,032
BMC SOFTWARE INC               COM              055921100    94,926     2,345,000   SH       OTHER   01       2,345,000
BRINKER INTL INC               COM              109641100    12,681       672,400   SH       OTHER   01         672,400
BURGER KING HLDGS INC          COM              121208201    47,163     1,975,000   SH       OTHER   01       1,975,000
CAPITALSOURCE INC              NOTE  7.250% 7/1 14055XAG7    40,751    41,000,000   PRN      OTHER   01      41,000,000
CAPITALSOURCE INC              SDCV  4.000% 7/1 14055XAE2     9,901    10,000,000   PRN      OTHER   01      10,000,000
CARRIZO OIL & CO INC           NOTE  4.375% 6/0 144577AA1    33,172    35,655,000   PRN      OTHER   01      35,655,000
CASEYS GEN STORES INC          COM              147528103    19,526       467,691   SH       OTHER   01         467,691
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    79,917     2,164,000   SH       OTHER   01       2,164,000
CHIQUITA BRANDS INTL INC       COM              170032809    15,226     1,150,000   SH       OTHER   01       1,150,000
COGENT INC                     COM              19239Y108     9,523       895,000   SH       OTHER   01         895,000
COMPANIA CERVECERIAS UNIDAS    SPONSORED ADR    204429104    13,044       234,386   SH       OTHER   01         234,386
COVIDIEN PLC                   SHS              G2554F105    30,544       760,000   SH       OTHER   01         760,000
CROWN CASTLE INTL CORP         COM              228227104    50,463     1,143,000   SH       OTHER   01       1,143,000
DIRECTV                        COM CL A         25490A101    59,739     1,435,000   SH       OTHER   01       1,435,000
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    39,336     1,030,000   SH       OTHER   01       1,030,000
DOLE FOOD CO INC NEW           COM              256603101     4,419       483,000   SH       OTHER   01         483,000
EBAY INC                       COM              278642103     5,434       222,700   SH       OTHER   01         222,700
ENERGY PARTNERS LTD            COM NEW          29270U303    34,341     2,859,337   SH       OTHER   01       2,859,337
EXPRESS SCRIPTS INC            COM              302182100    12,224       251,000   SH       OTHER   01         251,000
EXXON MOBIL CORP               COM              30231G102    24,889       402,800   SH       OTHER   01         402,800
FEI CO                         COM              30241L109    22,725     1,161,200   SH       OTHER   01       1,161,200
FREIGHTCAR AMER INC            COM              357023100    29,028     1,180,000   SH       OTHER   01       1,180,000
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     9,316       429,300   SH       OTHER   01         429,300
GENZYME CORP                   COM              372917104   108,663     1,535,000   SH       OTHER   01       1,535,000
GEOEYE INC                     COM              37250W108    25,292       624,807   SH       OTHER   01         624,807
HEWITT ASSOCS INC              COM              42822Q100   105,290     2,085,000   SH       OTHER   01       2,085,000
HOME DEPOT INC                 COM              437076102   107,300     3,387,000   SH       OTHER   01       3,387,000
HUDSON PAC PPTYS INC           COM              444097109   116,372     7,108,860   SH       OTHER   01       7,108,860
IESI BFC LTD                   COM              44951D108    48,499     2,118,770   SH       OTHER   01       2,118,770
JONES LANG LASALLE INC         COM              48020Q107    33,473       388,000   SH       OTHER   01         388,000
KNOLOGY INC                    COM              499183804    47,843     3,562,394   SH       OTHER   01       3,562,394
LIFE TECHNOLOGIES CORP         COM              53217V109    28,994       621,000   SH       OTHER   01         621,000
LIGAND PHARMACEUTICALS INC     CL B             53220K207     1,613     1,020,634   SH       OTHER   01       1,020,634
LINKTONE LTD                   ADR              535925101     1,829     1,279,000   SH       OTHER   01       1,279,000
LIVE NATION ENTERTAINMENT IN   COM              538034109    14,166     1,433,800   SH       OTHER   01       1,433,800
MARINER ENERGY INC             COM              56845T305    51,368     2,120,000   SH       OTHER   01       2,120,000
MCAFEE INC                     COM              579064106    75,380     1,595,000   SH       OTHER   01       1,595,000
MI DEVS INC                    CL A SUB VTG     55304X104    26,538     2,419,116   SH       OTHER   01       2,419,116
MSCI INC                       CL A             55354G100    50,665     1,525,600   SH       OTHER   01       1,525,600
NOVARTIS A G                   SPONSORED ADR    66987V109   168,339     2,919,000   SH  PUT  OTHER   01       2,919,000
NRG ENERGY INC                 COM NEW          629377508     7,266       349,000   SH       OTHER   01         349,000
ORACLE CORP                    COM              68389X105    80,147     2,985,000   SH       OTHER   01       2,985,000
POTASH CORP SASK INC           COM              73755L107    49,809       345,800   SH       OTHER   01         345,800
PSYCHIATRIC SOLUTIONS INC      COM              74439H108    11,575       345,000   SH       OTHER   01         345,000
RAM ENERGY RESOURCES INC       COM              75130P109       664       425,416   SH       OTHER   01         425,416
SANDRIDGE ENERGY INC           COM              80007P307    12,361     2,176,298   SH       OTHER   01       2,176,298
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     6,838       299,000   SH       OTHER   01         299,000
SCHWAB CHARLES CORP NEW        COM              808513105   103,486     7,445,000   SH       OTHER   01       7,445,000
SIRIUS SATELLITE RADIO INC     NOTE 3.250%10/1  82966UAD5    52,513    52,888,000   PRN      OTHER   01      52,888,000
STATE STR CORP                 COM              857477103    91,702     2,435,000   SH       OTHER   01       2,435,000
TARGET CORP                    COM              87612E106    62,097     1,162,000   SH       OTHER   01       1,162,000
TOWN SPORTS INTL HLDGS INC     COM              89214A102    11,043     4,060,082   SH       OTHER   01       4,060,082
TRANSDIGM GROUP INC            COM              893641100    24,013       387,000   SH       OTHER   01         387,000
UNITED TECHNOLOGIES CORP       COM              913017109    35,473       498,000   SH       OTHER   01         498,000
VERISK ANALYTICS INC           CL A             92345Y106    15,826       565,000   SH       OTHER   01         565,000
VIACOM INC NEW                 CL B             92553P201   110,199     3,045,000   SH       OTHER   01       3,045,000
WELLS FARGO & CO NEW           COM              949746101    68,102     2,710,000   SH       OTHER   01       2,710,000
WHIRLPOOL CORP                 COM              963320106    33,906       418,800   SH       OTHER   01         418,800
YINGLI GREEN ENERGY HLDG CO    NOTE 12/1        98584BAA1    37,879    32,838,000   PRN      OTHER   01      32,838,000